Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Multiple voting shares, par value (in dollars per share)	$ 0	$ 0
Multiple voting shares, shares issued	4,754,979	4,754,979
Multiple voting shares, shares outstanding	4,754,979	4,754,979
Subordinate voting shares, par value (in dollars par share)	$ 0	$ 0
Subordinate voting shares, shares issued	55,653,855	38,563,405
Subordinate voting shares, shares outstanding	55,653,855	38,563,405
Exchangeable non-voting shares, par value (in dollars per share)	$ 0	$ 0
Exchangeable non-voting shares, shares issued	12,566,550	18,256,784
Exchangeable non-voting shares, shares outstanding	12,566,550	18,256,784
Redeemable noncontrolling interest, Preferred Series B
Redeemable preferred shares, par value (in dollars per share)	$ 0	$ 0
Redeemable preferred shares, shares authorized	55,000	55,000
Redeemable preferred shares, issued	49,969	0
Redeemable preferred shares, outstanding	49,969	0
Redeemable noncontrolling interest, Preferred Series C
Redeemable preferred shares, par value (in dollars per share)	$ 0	$ 0
Redeemable preferred shares, shares authorized	5,000	5,000
Redeemable preferred shares, issued	4,700	0
Redeemable preferred shares, outstanding	4,700	0